Long-term Investments - Schedule of Realized and Unrealized Gains and Losses for Equity Securities Without Readily Determinable Fair Values (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Schedule Of Investments [Abstract]
Gross unrealized gains (upward adjustments)	¥ 38,595	$ 5,915	¥ 7,024	¥ 189,639
Gross unrealized losses (downward adjustments excluding impairment)	(495)	(76)	0	0
Net unrealized gains on equity securities held	38,100	5,839	7,024	189,639
Net realized gains on equity securities sold	0	0	0	0
Total net gains recognized in other income, net	¥ 38,100	$ 5,839	¥ 7,024	¥ 189,639